Firsthand Alternative Energy Fund

Portfolio of Investments, September 30, 2023 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS — 87.2% ($10,467,778)
Advanced Materials — 4.2% ($501,536)
Corning, Inc.	16,460	$501,536
Automotive — 8.3% ($1,000,880)
Tesla, Inc.*	4,000	1,000,880
Biotech — 0.5% ($60,733)
Curaleaf Holdings, Inc.*	10,000	45,200
Jazz Pharmaceuticals PLC*	120	15,533
Defense & Aerospace — 3.8% ($450,600)
Kratos Defense & Security Solutions, Inc.*	30,000	450,600
Electrical Equipment — 2.1% ($249,130)
ABB, Ltd. - SP ADR	7,000	249,130
Energy Efficiency — 3.7% ($444,277)
Honeywell International, Inc.	580	107,149
Itron, Inc.*	5,565	337,128
Engineering Service — 7.8% ($935,350)
Quanta Services, Inc.	5,000	935,350
Industrials — 0.5% ($64,234)
Accelleron Industries AG - ADR	350	9,034
Carrier Global Corp.	1,000	55,200
Materials — 2.5% ($301,000)
Aspen Aerogels, Inc.*	35,000	301,000
Other Electronics — 5.2% ($621,316)
Enovix Corp.*	30,000	376,500
Intevac, Inc.*	5,800	18,038
Koninklijke Philips N.V.*	11,373	226,778
Renewable Energy — 22.5% ($2,705,075)
Amtech Systems, Inc.*	6,600	50,292
Enphase Energy, Inc.*	3,000	360,450
First Solar, Inc.*	5,000	807,950
Iberdrola S.A.	26,647	298,488
Maxeon Solar Technologies, Ltd.*	2,491	28,871
Orion Energy Systems, Inc.*	14,000	17,640
Sharp Corp.*	1,100	6,860
SolarEdge Technologies, Inc.*	3,000	388,530
SunPower Corp., Class B*	29,931	184,674
Sunrun, Inc.*	11,600	145,696
ULVAC, Inc.	2,700	97,474
Vestas Wind Systems A.S.*	15,000	318,150
Semiconductor Equipment — 6.8% ($815,250)
Axcelis Technologies, Inc.*	5,000	815,250

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Portfolio of Investments, September 30, 2023 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Semiconductors — 13.7% ($1,648,243)
ON Semiconductor Corp.*	10,000	$929,500
Power Integrations, Inc.	1,598	121,943
STMicroelectronics N.V.	5,000	215,800
Wolfspeed, Inc.*	10,000	381,000
Services — 4.2% ($501,000)
ChargePoint Holdings, Inc.*	60,000	298,200
EVgo, Inc.*	60,000	202,800
Solar — 1.3% ($157,050)
Sunnova Energy International, Inc.*	15,000	157,050
Waste & Environment Service — 0.1% ($12,104)
Advanced Emissions Solutions, Inc.*	6,800	12,104
WARRANTS — 0.0%** ($131)
Transportation — 0.0%** ($131)
Swvl Holdings Corp. *	13,333	131
INVESTMENT COMPANY — 12.9% ($1,551,527)
Fidelity Investments Money Market Fund - Treasury Portfolio(1)	1,551,527	1,551,527
Total Investments (Cost $11,430,855) — 100.1%		12,019,436
Liabilities in excess of other assets — (0.1)%		(12,286)
NET ASSETS - 100.0%		$12,007,150

*	Non-income producing security.
**	Less than 0.05%.
(1)	The Fidelity Investments Money Market Fund invests primarily in U.S. Treasury Securities.

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

Firsthand Alternative Energy Fund - continued

Portfolio of Investments, September 30, 2023 (unaudited)

Securities Valuation—A Fund’s portfolio of securities is valued as follows:

1.	Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.
2.	Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.
3.	Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.
4.	Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

In pricing illiquid, privately placed securities, the advisor follows well-accepted valuation techniques. Initial valuations are generally determined by the initial purchase price for each security. Subsequent to initial purchase, securities are repriced from time to time to reflect changes to the companies’ valuations caused by various events. Such events include, among others, a new round of financing establishing a new valuation for the company; material changes to a company’s business or business prospects, either due to company-specific internal issues (gaining or losing a major customer, missing a significant milestone, etc.) or macroeconomic events affecting the industry or the world. In analyzing a company’s valuation, factors that are also considered, include a company’s cash flow, revenues, profitability, financial forecasts, and probability of success in those measures. Other potential factors include the value of comparable public and private companies and general market conditions.

Fair Value Measurement — In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the following Funds’ net assets as of September 30, 2023:

Firsthand Alternative Energy Fund - continued

Portfolio of Investments, September 30, 2023 (unaudited)

FUND	LEVEL 1 QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT OBSERVABLE INPUTS
FIRSTHAND ALTERNATIVE ENERGY FUND
Common Stocks
Advanced Materials	$501,536	$—	$—
Automotive	1,000,880	—	—
Biotech	60,733	—	—
Defense & Aerospace	450,600	—	—
Electrical Equipment	249,130	—	—
Energy Efficiency	444,277	—	—
Engineering Service	935,350	—	—
Industrials	64,234	—	—
Materials	301,000	—	—
Other Electronics	621,316	—	—
Renewable Energy	2,705,075	—	—
Semiconductor Equipment	815,250	—	—
Semiconductors	1,648,243	—	—
Services	501,000	—	—
Solar	157,050	—	—
Waste & Environment Service	12,104	—	—
Total Common Stocks	10,467,778	—	—
Warrants
Transportation	131	—	—
Investment Company	1,551,527	—	—
Total	$12,019,436	$—	$—

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Firsthand Alternative Energy Fund - continued

Portfolio of Investments, September 30, 2023 (unaudited)

Following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

INVESTMENTS AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	BALANCE AS OF 12/31/22	NET PURCHASES	NET SALES	NET REALIZED GAINS/ (LOSSES)	NET UNREALIZED APPRECIATION (DEPRECIATION)	TRANSFERS IN (OUT) OF LEVEL 3	BALANCE AS OF 09/30/23
Common Stocks
Intellectual Property	$22	$—	$(1,568)	$(52,855)	$54,401	$—	$—
Preferred Stocks	174	—	(27)	(2,897)	2,750	—	—
Total	$196	$—	$(1,595)	$(55,752)	$57,151	$—	$—

As of the period ended September 30, 2023, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuation is not presented.

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.